Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rates (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Year End [Member]
Foreign Currency Exchange Rate, Translation	6.5250	6.9680	6.8783
Average [Member]
Foreign Currency Exchange Rate, Translation	6.9042	6.9088	6.6199